Bonds and money market funds - Summary of detailed information about bonds and money market funds (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Schedule Of Detailed Information About Bonds And Money Market Funds Abstract [Abstract]
Bonds	$ 12,553	$ 634
Money market funds	7,402	7,397
Bonds and money market funds	$ 19,955	$ 8,031